Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Financial Liabilities [Abstract]
Schedule of other financial liabilities
The detail of Other financial liabilities in the consolidated balance sheets is as follows:

EUR million
	2021	2020	2019
Trade payables	1,475	1,177	1,279
Clearing houses	650	599	165
Tax collection accounts:
Public Institutions	5,315	4,122	4,122
Factoring accounts payable	275	222	409
Unsettled financial transactions	3,779	5,080	3,693
Lease liabilities (note 2.l)	2,856	3,049	5,108
Other financial liabilities	15,523	12,719	15,459
	29,873	26,968	30,235

Maturity of subordinated liabilities and debentures	The distribution of the book value of debt securities issued by contractual maturity at 31 December 2021 is shown below:

EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	49	130	656	6,167	18,936	25,938
Senior unsecured debt	—	3,033	3,734	10,621	38,731	26,715	28,600	111,434
Senior secured debt	—	1,673	5,271	12,364	33,562	13,340	16,718	82,928
Promissory notes and other securities	—	9,201	9,304	7,358	—	—	—	25,863
Debt securities issued	—	13,907	18,358	30,473	72,949	46,222	64,254	246,163
The distribution by contractual maturity of the notional amounts of these debt securities issued at 31 December 2021 is as follows:

EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	49	129	652	6,128	18,816	25,774
Senior unsecured debt	—	3,063	3,771	10,725	39,110	26,976	28,880	112,525
Senior secured debt	—	1,663	5,241	12,293	33,369	13,263	16,622	82,451
Promissory notes and other securities	—	9,341	9,447	7,471	—	—	—	26,259
Debt securities issued	—	14,067	18,508	30,618	73,131	46,367	64,318	247,009
The analysis of the maturities of lease liabilities at December 2021, 2020 and 2019 is shown below:

EUR million
	2021	2020	2019
Maturity Analysis - Discounted payments
Within 1 year	690	594	766
Between 1 and 3 years	933	981	1,254
Between 3 and 5 years	534	637	875
Later than 5 years	699	837	2,213
Total discounted payments at the end of the year	2,856	3,049	5,108